PREFERRED STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
PREFERRED STOCK

NOTE M – PREFERRED STOCK

a) Series A Preferred Stock

The Company has authorized 125,000 shares of Series A Preferred Stock. Each share of Series A Preferred Stock (i) pays a dividend of 5%, payable at the discretion of the Company in cash or common stock, (ii) is convertible immediately after issuance into the Company’s common stock at the lesser of $3.00 per share or 75% of the average closing bid prices over the 20 trading days immediately preceding the date of conversion, (iii) has a liquidation preference of $1.00 per share, (iv) may be redeemed by the Company at any time up to five years after the issuance date for $1.30 per share plus accrued and unpaid dividends, and (v) has no voting rights except as provided by Delaware law.

There were no issuances, conversions or redemptions of Series A Preferred Stock during the six months ended June 30, 2022 and during the year ended December 31, 2021. At June 30, 2022 and December 31, 2021, the Company had 0 and 0 shares of Series A Preferred Stock issued and outstanding, respectively.

CARBONMETA TECHNOLOGIES, INC. AND SUBSIDIARIES

Notes to the Condensed Consolidated Financial Statements

For the three and six months ended June 30, 2022 and 2021

(Unaudited)

NOTE M – PREFERRED STOCK (continued)

b) Series B Preferred Stock

The Company has authorized 525,000 shares of Series B Preferred Stock. Each share of Series B Preferred Stock (i) pays a dividend of 5%, payable at the discretion of the Company in cash or common stock, (ii) is convertible immediately after issuance into the Company’s common stock at the lesser of $3,000 per share or 75% of the average closing bid prices over the 20 trading days immediately preceding the date of conversion, (iii) has a liquidation preference of $1.00 per share, (iv) may be redeemed by the Company at any time up to five years after the issuance date for $1.30 per share plus accrued and unpaid dividends, and (v) has no voting rights except as provided by Delaware law.

There were no issuances, conversions or redemptions of Series B Preferred Stock during the six months ended June 30, 2022 and during the year ended December 31, 2021. At June 30, 2022 and December 31, 2021, the Company had 159,666 and 159,666 shares of Series B Preferred Stock issued and outstanding, respectively.

Based upon the Company’s evaluation of the terms and conditions of the Series B Preferred Stock, the embedded conversion feature related to the Series B Preferred Stock was afforded the exemption as a conventional convertible instrument due to certain variabilities in the conversion price and met the conditions for equity classification. However, the Company is required to bifurcate the embedded conversion feature and carry it as a derivative liability.

The Company estimated the fair value of the compound derivative using a common stock equivalent and the current share price of the Company’s common stock. As a result of this estimate, the Company’s valuation model resulted in a compound derivative balance associated with the Series B Preferred Stock of $254,677 and $177,743 as of June 30, 2022 and December 31, 2021, respectively. These amounts are included as a derivative liability on the Company’s unaudited condensed consolidated balance sheet. Fair value adjustments of $57,500, $131,783, $76,934, and ($142,471) were charged (credited) to derivative expense (income) for the three and six months ended June 30, 2022 and 2021, respectively.

c) Series C Preferred Stock

The Company has authorized 500,000 shares of Series C Preferred Stock. During 2007, the Company initiated a private offering under Regulation D of the Securities Act of 1933 (the “Private Offering”), of an aggregate 500,000 units (collectively referred to as the “Units”) at a price of $1.00 per Unit, with each Unit consisting of one share of Series C Preferred Stock at the lesser of 85% of the average closing bid price of the common stock over the 20 trading days immediately preceding the date of conversion, or $2,400 per share and stock purchase warrants equal to the number of shares of common stock converted from the Series C Preferred Stock, exercisable at $3,600 per share and which expire five years from the conversion date.

There were no issuances, conversions or redemptions of Series C Preferred Stock during the six months ended June 30, 2022 and during the year ended December 31, 2021. At June 30, 2022 and December 31, 2021, the Company had 0 and 0 shares of Series C Preferred Stock issued and outstanding, respectively.

d) Series D Preferred Stock

On November 10, 2011 the Board approved by unanimous written consent an amendment to the Company’s Certificate of Incorporation to designate the rights and preferences of Series D Preferred Stock. There are 500,000 shares of Series D Preferred Stock authorized with a par value of $0.001. Each share of Series D Preferred Stock has a stated value equal to $1.00. These preferred shares rank higher than all other securities. Each outstanding share of Series D Preferred Stock shall be convertible into the number of shares of the Company’s common stock determined by dividing the stated value by the conversion price which is defined as 85% of the average closing bid price of the common stock over the twenty trading days immediately preceding the date of conversion, but no less than par value of the common stock. Mandatory conversion could have been demanded by the Company prior to October 1, 2013. Each share of the Series D Preferred Stock shall have voting rights equal to 100,000 votes of common stock.

CARBONMETA TECHNOLOGIES, INC. AND SUBSIDIARIES

Notes to the Condensed Consolidated Financial Statements

For the three and six months ended June 30, 2022 and 2021

(Unaudited)

NOTE M – PREFERRED STOCK (continued)

There were no issuances, conversions or redemptions of Series D Preferred Stock during the six months ended June 30, 2022 and during the year ended December 31, 2021. At June 30, 2022 and December 31, 2021 there were 100,000 shares of Series D Preferred Stock issued and outstanding.

Based upon the Company’s evaluation of the terms and conditions of the Series D Preferred Stock, the embedded conversion feature related to the Series D Preferred Stock was afforded the exemption as a conventional convertible instrument due to certain variabilities in the conversion price and met the conditions for equity classification. However, the Company is required to bifurcate the embedded conversion feature and carry it as a derivative liability.

The Company estimated the fair value of the compound derivative using a common stock equivalent and the current share price of the Company’s common stock. As a result of this estimate, the Company’s valuation model resulted in a compound derivative balance associated with the Series D Preferred Stock of $394,939 and $396,956 as of June 30, 2022 and December 31, 2021, respectively. These amounts are included as a derivative liability on the Company’s unaudited condensed consolidated balance sheet. Fair value adjustments of $47,844, $1,292,033, ($2,017) and $1,792,033 were charged (credited) to derivative expense (income) for the three and six months ended June 30, 2022 and 2021, respectively.

e) Series E Preferred Stock

On March 9, 2012, the Company filed the Certificate of Designation of the Rights and Preferences of Series E Preferred Stock of the Company with the Delaware Secretary of the State pursuant to which the Company set forth the designation, powers, rights, privileges, preferences and restrictions of 1,000,000 authorized shares of Series E Preferred Stock, par value $0.001 per share. The Series E Preferred Stock is convertible into common stock at 50% of the lowest closing bid price of the common stock over the 20 days immediately prior the date of conversion, but no less than the par value of the common stock.

There were no issuances, conversions or redemptions of Series E Preferred Stock during the six months ended June 30, 2022 and during the year ended December 31, 2021. At June 30, 2022 and December 31, 2021, there were 821,377 and 791,567 shares of Series E Preferred Stock issued and outstanding, respectively.

Based upon the Company’s evaluation of the terms and conditions of the Series E Preferred Stock, the embedded conversion feature related to the Series E Preferred Stock was afforded the exemption as a conventional convertible instrument due to certain variabilities in the conversion price and met the conditions for equity classification. However, the Company is required to bifurcate the embedded conversion feature and carry it as a derivative liability.

The Company estimated the fair value of the compound derivative using a common stock equivalent and the current share price of the Company’s common stock. As a result of this estimate, the Company’s valuation model resulted in a compound derivative balance associated with the Series E Preferred Stock of $3,126,203 and $2,469,349 as of June 30, 2022 and December 31, 2021, respectively. These amounts are included as a derivative liability on the Company’s unaudited condensed consolidated balance sheet. Fair value adjustments of $275,240, $8,378,095, $656,854 and $11,723,554 were charged to derivative expense for the three and six months ended June 30, 2022 and 2021, respectively.

f) Series F Preferred Stock

On October 4, 2013, the Company filed the certificate of designation pursuant to which the Company set forth the designation, powers, rights, privileges, preferences and restrictions of 500,000 authorized shares of Series F Preferred Stock, par value $0.001 per share.

CARBONMETA TECHNOLOGIES, INC. AND SUBSIDIARIES

Notes to the Condensed Consolidated Financial Statements

For the three and six months ended June 30, 2022 and 2021

(Unaudited)

NOTE M – PREFERRED STOCK (continued)

The shares of Series F Preferred Stock have a stated value of $1.00, have no voting rights, are entitled to no dividends due or payable and are convertible into the number of shares of the Company’s common stock determined by dividing the stated value by the conversion price, which is defined as 85% of the average closing bid price of the common stock over the five trading days immediately preceding the date of conversion, but no less than the par value of the common stock. At any time after the issuance date through the fifth anniversary of the issuance of the Series F Preferred Stock, the Company shall have the option to redeem any unconverted shares at an amount equal to 130% of the stated value of the Series F Preferred Stock plus accrued and unpaid dividends, if any. Redemption shall be established by the Company in its sole and absolute discretion and no holder of Series F Preferred Stock may demand that the Series F Preferred Stock be redeemed.

There were no issuances, conversions or redemptions of Series F Preferred Stock during the six months ended June 30, 2022 and during the year ended December 31, 2021. At June 30, 2022 and December 31, 2021, the Company had 190,000 and 180,000 shares of Series F Preferred Stock issued and outstanding, respectively.

Based upon the Company’s evaluation of the terms and conditions of the Series F Preferred Stock, the embedded conversion feature related to the Series F Preferred Stock was afforded the exemption as a conventional convertible instrument due to certain variabilities in the conversion price and met the conditions for equity classification. However, the Company is required to bifurcate the embedded conversion feature and carry it as a derivative liability.

The Company estimated the fair value of the compound derivative using a common stock equivalent and the current share price of the Company’s common stock. As a result of this estimate, the Company’s valuation model resulted in a compound derivative balance associated with the Series F Preferred Stock of $710,889 and $754,217 as of June 30, 2022 and December 31, 2021, respectively. These amounts are included as a derivative liability on the Company’s unaudited condensed consolidated balance sheet. Fair value adjustments of $51,408, ($771,901), ($43,328) and $178,099 were charged (credited) to derivative expense (income) for the three and six months ended June 30, 2022 and 2021, respectively.

g) Series G Preferred Stock

On April 17, 2014, the Company filed the certificate of designation pursuant to which the Company set forth the designation, powers, rights, privileges, preferences and restrictions of 500,000 authorized shares of Series G Preferred Stock, par value $0.001 per share.

The shares of Series G Preferred Stock have a stated value of $1.00, have voting rights equal to 5,000,000 votes of common stock, are entitled to no dividends due or payable, are non-redeemable, and are convertible into the number of shares of the Company’s common stock determined by dividing the stated value by the conversion price, which is defined as 85% of the average closing bid price of the common stock over the twenty trading days immediately preceding the date of conversion, but no less than par value of the common stock.

There were no issuances, conversions or redemptions of Series G Preferred Stock during the six months ended June 30, 2022 and during the year ended December 31, 2021. At June 30, 2022 and December 31, 2021, the Company had 25,000 and 25,000 shares of Series G Preferred Stock issued and outstanding, respectively.

Based upon the Company’s evaluation of the terms and conditions of the Series G Preferred Stock, the embedded conversion feature related to the Series G Preferred Stock was afforded the exemption as a conventional convertible instrument due to certain variabilities in the conversion price and met the conditions for equity classification. However, the Company is required to bifurcate the embedded conversion feature and carry it as a derivative liability.

The Company estimated the fair value of the compound derivative using a common stock equivalent and the current share price of the Company’s common stock. As a result of this estimate, the Company’s valuation model resulted in a compound derivative balance associated with the Series G Preferred Stock of $98,735 and $99,239 as of June 30, 2022 and December 31, 2021, respectively. These amounts are included as a derivative liability on the Company’s unaudited condensed consolidated balance sheet. Fair value adjustments of $11,961, ($101,566), ($504) and $23,434 were charged (credited) to derivative expense (income) for the three and six months ended June 30, 2022 and 2021, respectively.

CARBONMETA TECHNOLOGIES, INC. AND SUBSIDIARIES

Notes to the Condensed Consolidated Financial Statements

For the three and six months ended June 30, 2022 and 2021

(Unaudited)

NOTE M – PREFERRED STOCK

a) Series A Preferred Stock

The Company has authorized 125,000 shares of Series A Preferred Stock. Each share of Series A Preferred Stock (i) pays a dividend of 5%, payable at the discretion of the Company in cash or common stock, (ii) is convertible immediately after issuance into the Company’s common stock at the lesser of $3,000 per share (as adjusted for the November 20, 2006 1 for 10, the April 8, 2009 1 for 300 and the July 12, 2012 1 for 200 reverse stock splits) or 75% of the average closing bid prices over the 20 trading days immediately preceding the date of conversion, (iii) has a liquidation preference of $1.00 per share, (iv) may be redeemed by the Company at any time up to five years after the issuance date for $1.30 per share plus accrued and unpaid dividends, and (v) has no voting rights except as provided by Delaware law.

There were no issuances, conversions or redemptions of Series A Preferred Stock during the years ended December 31, 2021 and December 31, 2020. At December 31, 2021 and 2020, the Company had 0 and 0 shares of Series A Preferred Stock issued and outstanding, respectively.

b) Series B Preferred Stock

The Company has authorized 525,000 shares of Series B Preferred Stock. Each share of Series B Preferred Stock (i) pays a dividend of 5%, payable at the discretion of the Company in cash or common stock, (ii) is convertible immediately after issuance into the Company’s common stock at the lesser of $3,000 per share (as adjusted for the November 20, 2006 1 for 10, the April 8, 2009 1 for 300 and the July 12, 2012 1 for 200 reverse stock splits) or 75% of the average closing bid prices over the 20 trading days immediately preceding the date of conversion, (iii) has a liquidation preference of $1.00 per share, (iv) may be redeemed by the Company at any time up to five years after the issuance date for $1.30 per share plus accrued and unpaid dividends, and (v) has no voting rights except as provided by Delaware law.

CARBONMETA TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021 and 2020

NOTE M – PREFERRED STOCK (continued)

There were no issuances, conversions or redemptions of Series B Preferred Stock during the years ended December 31, 2021 and December 31, 2020. At December 31, 2021 and 2020, the Company had 159,666 and 159,666 shares of Series B Preferred Stock issued and outstanding, respectively.

Based upon the Company’s evaluation of the terms and conditions of the Series B Preferred Stock, the embedded conversion feature related to the Series B Preferred Stock was afforded the exemption as a conventional convertible instrument due to certain variabilities in the conversion price and met the conditions for equity classification. However, the Company is required to bifurcate the embedded conversion feature and carry it as a derivative liability.

The Company estimated the fair value of the compound derivative using a common stock equivalent and the current share price of the Company’s common stock. As a result of this estimate, the Company’s valuation model resulted in a compound derivative balance associated with the Series B Preferred Stock of $177,743 and $425,776 as of December 31, 2021 and 2020, respectively. These amounts are included as a derivative liability on the Company’s consolidated balance sheet. Fair value adjustments of $248,033 and ($212,888) were credited (charged) to derivative income (expense) for the years ended December 31, 2021 and 2020, respectively.

c) Series C Preferred Stock

The Company has authorized 500,000 shares of Series C Preferred Stock. During 2007, the Company initiated a private offering under Regulation D of the Securities Act of 1933 (the “Private Offering”), of an aggregate 500,000 units (collectively referred to as the “Units”) at a price of $1.00 per Unit, with each Unit consisting of one share of Series C Preferred Stock convertible at the lesser of 85% of the average closing bid price of the common stock over the 20 trading days immediately preceding the date of conversion, or $0.04 per share and stock purchase warrants equal to the number of shares of common stock converted from the Series C Preferred Stock, exercisable at $0.06 per share and which expire five years from the conversion date.

There were no issuances, conversions or redemptions of Series C Preferred Stock during the years ended December 31 2021 and 2020. At December 31, 2021 and 2020, the Company had 0 and 0 shares of Series C Preferred Stock issued and outstanding, respectively.

d) Series D Preferred Stock

On November 10, 2011, the Board approved by unanimous written consent an amendment to the Company’s Certificate of Incorporation to designate the rights and preferences of Series D Preferred Stock. There are 500,000 shares of Series D Preferred Stock authorized with a par value of $0.001. Each share of Series D Preferred Stock has a stated value equal to $1.00. These preferred shares rank higher than all other securities. Each outstanding share of Series D Preferred Stock shall be convertible into the number of shares of the Company’s common stock determined by dividing the stated value by the conversion price which is defined as 85% of the average closing bid price of the common stock over the twenty trading days immediately preceding the date of conversion, but no less than par value of the common stock. Mandatory conversion can be demanded by the Company prior to October 1, 2013. Each share of the Series D Preferred Stock shall have voting rights equal to 100,000 votes of common stock.

There were no issuances, conversions or redemptions of Series D Preferred Stock during the years ended December 31, 2021 and 2020. At December 31, 2021 and 2020, there were 100,000 and 100,000 shares of Series D Preferred Stock issued and outstanding, respectively.

CARBONMETA TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021 and 2020

NOTE M – PREFERRED STOCK (continued)

Based upon the Company’s evaluation of the terms and conditions of the Series D Preferred Stock, the embedded conversion feature related to the Series D Preferred Stock was afforded the exemption as a conventional convertible instrument due to certain variabilities in the conversion price and met the conditions for equity classification. However, the Company is required to bifurcate the embedded conversion feature and carry it as a derivative liability.

The Company estimated the fair value of the compound derivative using a common stock equivalent and the current share price of the Company’s common stock. As a result of this estimate, the Company’s valuation model resulted in a compound derivative balance associated with the Series D Preferred Stock of $396,956 and $200,000 as of December 31, 2021 and 2020, respectively. These amounts are included as a derivative liability on the Company’s consolidated balance sheet. Fair value adjustments of ($196,956) and ($100,000) were charged to derivative income (expense) for the years ended December 31, 2021 and 2020, respectively.

e) Series E Preferred Stock

On March 9, 2012, the Company filed the Certificate of Designation of the Rights and Preferences of Series E Preferred Stock of the Company with the Delaware Secretary of the State pursuant to which the Company set forth the designation, powers, rights, privileges, preferences and restrictions of 1,000,000 authorized shares of Series E Preferred Stock, par value $0.001 per share. The Series E Preferred Stock is convertible into common stock at 50% of the lowest closing bid price of the common stock over the 20 days immediately prior to the date of conversion, but no less than the par value of the common stock.

There were no issuances, conversions or redemptions of Series E Preferred Stock during the years ended December 31, 2021 and 2020. At December 31, 2021 and 2020, there were 791,567 and 791,567 shares of Series E Preferred Stock issued and outstanding, respectively.

Based upon the Company’s evaluation of the terms and conditions of the Series E Preferred Stock, the embedded conversion feature related to the Series E Preferred Stock was afforded the exemption as a conventional convertible instrument due to certain variabilities in the conversion price and met the conditions for equity classification. However, the Company is required to bifurcate the embedded conversion feature and carry it as a derivative liability.

The Company estimated the fair value of the compound derivative using a common stock equivalent and the current share price of the Company’s common stock. As a result of this estimate, the Company’s valuation model resulted in a compound derivative balance associated with the Series E Preferred Stock of $2,469,349 and $1,388,822 as of December 31, 2021 and 2020, respectively. These amounts are included as a derivative liability on the Company’s consolidated balance sheet. Fair value adjustments of ($1,080,527), and ($622,071) were charged to derivative income (expense) for the years ended December 31, 2021 and 2020, respectively.

f) Series F Preferred Stock

On October 4, 2013, the Company filed the certificate of designation pursuant to which the Company set forth the designation, powers, rights, privileges, preferences and restrictions of 500,000 authorized shares of Series F Preferred Stock, par value $0.001 per share.

CARBONMETA TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021 and 2020

NOTE M – PREFERRED STOCK (continued)

The shares of Series F Preferred Stock have a stated value of $1.00, have no voting rights, are entitled to no dividends due or payable and are convertible into the number of shares of the Company’s common stock determined by dividing the stated value by the conversion price, which is defined as 85% of the average closing bid price of the common stock over the five trading days immediately preceding the date of conversion, but no less than the par value of the common stock. At any time after the issuance date through the fifth anniversary of the issuance of the Series F Preferred Stock, the Company shall have the option to redeem any unconverted shares at an amount equal to 130% of the stated value of the Series F Preferred Stock plus accrued and unpaid dividends, if any. Redemption shall be established by the Company in its sole and absolute discretion and no holder of Series F Preferred Stock may demand that the Series F Preferred Stock be redeemed.

There were no issuances, conversions or redemptions of Series F Preferred Stock during the years ended December 31, 2021 and 2020. At December 31, 2021 and 2020, the Company had 180,000 and 180,000 shares of Series F Preferred Stock issued and outstanding, respectively.

Based upon the Company’s evaluation of the terms and conditions of the Series F Preferred Stock, the embedded conversion feature related to the Series F Preferred Stock was afforded the exemption as a conventional convertible instrument due to certain variabilities in the conversion price and met the conditions for equity classification. However, the Company is required to bifurcate the embedded conversion feature and carry it as a derivative liability

The Company estimated the fair value of the compound derivative using a common stock equivalent and the current share price of the Company’s common stock. As a result of this estimate, the Company’s valuation model resulted in a compound derivative balance associated with the Series F Preferred Stock of $754,217 and $380,000 as of December 31, 2021 and 2020, respectively. These amounts are included as a derivative liability on the Company’s consolidated balance sheet. Fair value adjustments of ($374,217), and ($190,000) were charged to derivative income (expense) for the years ended December 31, 2021 and 2020, respectively.

g) Series G Preferred Stock

On April 17, 2014, the Company filed the certificate of designation pursuant to which the Company set forth the designation, powers, rights, privileges, preferences and restrictions of 500,000 authorized shares of Series G Preferred Stock, par value $0.001 per share.

The shares of Series G Preferred Stock have a stated value of $1.00, have voting rights equal to 5,000,000 votes of common stock, are entitled to no dividends due or payable, are non-redeemable, and are convertible into the number of shares of the Company’s common stock determined by dividing the stated value by the conversion price, which is defined as 85% of the average closing bid price of the common stock over the twenty trading days immediately preceding the date of conversion, but no less than par value of the common stock.

There were no issuances, conversions or redemptions of Series G Preferred Stock during the years ended December 31, 2021 and 2020. At December 31, 2021 and 2020, the Company had 25,000 and 25,000 shares of Series G Preferred Stock issued and outstanding, respectively.

Based upon the Company’s evaluation of the terms and conditions of the Series G Preferred Stock, the embedded conversion feature related to the Series G Preferred Stock was afforded the exemption as a conventional convertible instrument due to certain variabilities in the conversion price and met the conditions for equity classification. However, the Company is required to bifurcate the embedded conversion feature and carry it as a derivative liability.

CARBONMETA TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021 and 2020

NOTE M – PREFERRED STOCK (continued)

The Company estimated the fair value of the compound derivative using a common stock equivalent and the current share price of the Company’s common stock. As a result of this estimate, the Company’s valuation model resulted in a compound derivative balance associated with the Series G Preferred Stock of $99,239 and $50,000 as of December 31, 2021 and 2020, respectively. These amounts are included as a derivative liability on the Company’s consolidated balance sheet. Fair value adjustments of ($49,239) and ($25,000) were charged to derivative income (expense) for the years ended December 31, 2021 and 2020, respectively.